Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to common shareholders	$ (24,406)	$ (16,029)	$ (60,647)	$ (32,172)	$ (64,873)	$ (23,973)
Denominator:
Weighted average common shares outstanding — basic and diluted	48,183,424	1,942,106	23,174,841	1,675,133	1,809,751	261,695
Net loss per share attributable to common shareholders — basic and diluted	$ (0.51)	$ (8.25)	$ (2.62)	$ (19.21)	$ (35.85)	$ (91.61)